UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report.

Name:    Beckton Corp.
Address: 100 South Bedford Road, Suite 210
         Mt. Kisco, NY  10549

Form 13F File Number:  28-7582

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner
Title:   Authorized Signatory
Phone:   (212) 702-4333

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner      New York, New York        11/11/03
[Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                         4

Form 13F Information Table Entry Total:                    2*

Form 13F Information Table Value Total:              $419,040*
                                                    (thousands)

*Confidential   Treatment  has  been   requested  for  accounts  of  equity
securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      From 13F File Number      Name

         01                28-4970          High Coast Limited Partnership

         02                28-              American Real Estate Holdings L.P.*

         03                28-              American Real Estate Partners  L.P.

         04                28-              American Property Investors Inc.




                                                    FORM 13F INFORMATION TABLE
                                              AS OF SEPTEMBER 30, 2003 (SEC USE ONLY)
                                             NAME OF REPORTING MANAGER:  BECKTON CORP.


    Item 1:          Item 2:    Item 3:    Item 4:    Item 5:          Item 6:
    NAME OF ISSUER   TITLE OF   CUSIP      FAIR       SHARES           INVESTMENT
                     CLASS      NUMBER     MARKET     OF               DISCRETION                           Item 8:
                                           VALUE      PRINCIPAL        (b)                                  VOTING
                                           (000)      AMOUNT           Shared          Item 7:              AUTHORITY
                                                                       Defined         OTHER                (SHARES)
                                                                                       MANAGERS
                                                                                (c)
                                                                 (a)            Shared            (a)       (b)        (c)
                                                                 Sole           Other             Sole      Shared     None

    American         Depos-     029169109  408,882    34,359,836          X               1                 34,359,836
    Real Estate      itory
    Partner LP       Units


    GB Hldgs Inc.    Com        36150A109  10,158     3,627,711        X               2                    3,627,711


                                TOTAL      419,040


*Confidential   Treatment  has  been   requested  for  accounts  of  equity
securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.